United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2007

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total: 330,092(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                      C   57190320    6,574    134280SH           SOLE                                134280
STARWOOD HOTELS&RESORTS WRLD               C   85590A401   7,057    108815SH           SOLE                                108815
KILROY RLTY CORP                           C   49427F10       70       950SH           SOLE                                   950
EXTRA SPACE STORAGE INC                    C   30225T10       25      1300SH           SOLE                                  1300
AMB PPTY CORP                              C   00163T10   10,280    174860SH           SOLE                                174860
AMERICAN CAMPUS CMNTYS INC                 C   248535100      38      1240SH           SOLE                                  1240
ARCHSTONE-SMITH TR                         C   39583109   18,457    340025SH           SOLE                                340025
AVALONBAY CMNTYS INC                       C   5348410    20,287    156055SH           SOLE                                156055
BOSTON PPTYS INC                           C   10112110   21,807    185752SH           SOLE                                185752
BRE PPTYS INC                              C   5.56E+13    9,038    143120SH           SOLE                                143120
CAMDEN PPTY TR                             C   13313110    3,944     56095SH           SOLE                                 56095
DEVELOPERS DIVERSIFIED RLTY                C   25159110    6,579    104600SH           SOLE                                104600
DOUGLAS EMMETT INC                         C   25960P10    2,633    103140SH           SOLE                                103140
DUKE-WEEKS REALTY CORP                     C   26441150       30       700SH           SOLE                                   700
EQUITY LIFESTYLE PPTYS INC                 C   29472R10   10,493    194286SH           SOLE                                194286
EQUITY RESIDENTIAL                         C   29476L10    7,278    150910SH           SOLE                                150910
ESSEX PPTY TR                              C   29717810    4,543     35085SH           SOLE                                 35085
FEDERAL RLTY INVT TR                       C   31374720   11,533    127265SH           SOLE                                127265
FELCOR LODGING TR INC                      C   31430F10       27      1050SH           SOLE                                  1050
FOREST CITY ENTERPRISES INC                C   34555010    3,192     48230SH           SOLE                                 48230
HOST MARRIOTT CORP NEW                     C   44107P10   19,669    747575SH           SOLE                                747575
KILROY RLTY CORP                           C   49427F10    3,266     44290SH           SOLE                                 44290
LASALLE HOTEL PPTYS                        C   51794210    4,365     94160SH           SOLE                                 94160
MACERICH CO                                C   55438210    7,722     83605SH           SOLE                                 83605
PROLOGIS TR                                C   74341010   21,102    324993SH           SOLE                                324993
PS BUSINESS PKS INC CALIF                  C   69360J10    4,474     63450SH           SOLE                                 63450
PUBLIC STORAGE INC                         C   74460D10   20,522    216775SH           SOLE                                216775
REGENCY CTRS CORP                          C   75884910   13,885    166183SH           SOLE                                166183
SIMON PPTY GROUP INC NEW                   C   82880610   23,513    211351SH           SOLE                                211351
SL GREEN RLTY CORP                         C   78440X10   19,753    143990SH           SOLE                                143990
TAUBMAN CTRS INC                           C   87666410   13,242    228350SH           SOLE                                228350
VORNADO RLTY TR                            C   92904210   14,785    123890SH           SOLE                                123890
BROOKFIELD PPTYS CORP                      C   11290010    4,537    112570SH           SOLE                                112570
DEVELOPERS DIVERSIFIED RLTY                C   25159110       79      1250SH           SOLE                                  1250
GENERAL GROWTH PPTYS INC                   C   37002110   10,724    166090SH           SOLE                                166090
MAGUIRE PPTYS INC                          C   55977510    4,502    126615SH           SOLE                                126615
ASSOCIATED ESTATES RLTY CORP               C   45604105       42      3000SH           SOLE                                  3000
NATIONWIDE HEALTH                          C   63862010       24       770SH           SOLE                                   770

</SEC-DOCUMENT>